Leases - Schedule of Other Supplemental Information (Details)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average remaining lease term (years)
Operating leases	2 years 1 month 9 days	2 years 4 months 20 days	2 years 10 months 9 days
Finance leases	2 years 9 months 10 days	3 years 3 months 10 days	4 years 3 months 10 days
Weighted average discount rate
Operating leases	5.04%	4.97%	4.26%
Finance leases	9.76%	9.76%	9.75%